Share capital and Contributed Surplus - Disclosure of warrant activity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Warrants outstanding, beginning of the year	1,550,787	1,341,716	1,390,164
Number of warrants granted	609,405	658,786	100,000
Number of warrants exercised	(178,135)	(25,000)	(133,000)
Number of warrants expired	(822,000)	(424,715)	(15,448)
Warrants outstanding, end of the year	1,160,057	1,550,787	1,341,716
Number of warrants exercisable end of the year	1,147,559	1,538,286	1,279,215
Warrants exercise price, beginning of the year	$ 24.9	$ 7.75	$ 7.38
Weighted average exercise price of warrants issued	3.2	52.9	5.72
Weighted average exercise price of warrants exercised	0.02	5	2.56
Weighted average exercise price of warrant expired	2.1	18.6	5.63
Warrants exercise price, end of the period	32.3	24.9	7.75
Weighted average exercise price of warrants exercisable, end of the year	$ 32.6	$ 25	$ 8.15